Total
Stringer Tactical Adaptive Risk Fund
SUMMARY
Investment Objective.
The investment objective of the Stringer Tactical Adaptive Risk Fund (formerly, Stringer Growth Fund and hereafter the “Fund”) is long-term growth of capital.
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in the section captioned “Purchasing Shares” on page 17 of the Fund’s prospectus and the section captioned “Purchases” beginning on page 33 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Stringer Tactical Adaptive Risk Fund	Class A Shares		Class C Shares	Institutional Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%		none	none
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	1.00%	[1]	1.00%	none
[1]	A Contingent Deferred Sales Charge (“CDSC”) is imposed upon certain redemptions of Class A shares purchased at net asset value in amounts totaling $1 million and the shares are redeemed within one year from the date of purchase. See “CDSC for Certain Purchases of Class A Shares” below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Stringer Tactical Adaptive Risk Fund		Class A Shares	Class C Shares	Institutional Class Shares
Management Fees		0.95%	0.95%	0.95%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.11%	1.11%	1.11%
Acquired Fund Fees and Expenses	[1]	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[1]	2.59%	3.34%	2.34%
Fee Waivers and Expense Reimbursements	[2]	(1.01%)	(1.01%)	(1.01%)
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	[1]	1.58%	2.33%	1.33%
[1]	Acquired Fund Fees and Expenses are the fees and expenses incurred indirectly by the Fund because of its investments in investment companies and other pooled investment vehicles. The Operating Expenses in this fee table do not correlate to the expenses ratio to average net assets provided in the Financial Highlights. The information in the Financial Highlights reflects the Fund’s operating expenses and does not include Acquired Fund Fees and Expenses.
[2]	Stringer Asset Management, LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (but excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with generally accepted accounting principles and, other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.05% until and through at least June 30, 2025. Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within three years from the date of the waiver or reimbursement, provided the Fund can make the payment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time of recoupment. The current contractual agreement cannot be terminated before at least one year after the effective date without the Board of Trustees’ approval.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

This Example assumes that you invest $10,000 in the Fund for the periods indicated and then redeem all of your shares at the end of those periods. This Example also assumes that your investment has a 5% return each year and the Fund’s operating expenses remain the same, and the contractual agreement to limit expenses remains in effect through and until June 30, 2025. The CDSC is not included in these calculations for Class A Shares. If the CDSC were included, your costs would be higher. See “CDSC for Certain Purchases of Class A Shares” below. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:

Expense Example - Stringer Tactical Adaptive Risk Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A Shares	702	1,220	1,764	3,243
Class C Shares	236	933	1,654	3,563
Institutional Class Shares	135	634	1,159	2,598

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. For the fiscal year ended February 29, 2024, the Fund’s portfolio turnover rate was 80% of the average value of its portfolio.

Principal Investment Strategy of the Fund.

The investment objective of the Fund is long-term growth of capital. To meet its investment objective, the Fund will invest primarily in unaffiliated exchange-traded funds (“ETFs”). The underlying ETFs will invest in various securities including, but not limited to, domestic equity securities (including large-, mid- and small-cap stocks), stocks offered in international markets, including emerging markets, domestic fixed income securities, foreign debt securities, and cash or cash equivalents. The Fund may also invest in alternative sector ETFs, such as real estate ETFs, as well as exchange-traded notes (“ETNs”). ETNs are unsecured debt obligations of investment banks which are traded on exchanges and the returns of which are linked to the performance of market indices. The Fund will generally invest in ETNs which are linked to commodities indices; however, investing in ETNs is not equivalent to investing directly in index components or the relevant index itself. The Fund may also invest directly in domestic equity securities (including large-, small- and mid-cap stocks), stocks offered in international markets, including emerging markets, and unaffiliated open-end investment companies.

The Fund is designed to meet investor needs for a diversified portfolio solution with a defined risk objective of long-term growth through a fully managed investment policy utilizing primarily ETFs as well as United States and foreign equity securities, debt and money market securities, the combination of which will be varied from time to time both with respect to types of securities and markets in response to changing market and economic trends. The portfolio combines a strategic and tactical allocation, which allocates the portfolio’s investments to large cap stocks, small- and mid-cap stocks, international securities (including emerging markets), fixed income securities, and other investments, primarily through investments in ETFs. At times, the Fund can allocate half of its investments to cash or cash equivalents.

The Fund may be appropriate for investors with long-term time horizons who are not sensitive to short-term losses and want to participate in the long-term growth of the financial markets. The Fund seeks to avoid or minimize the effects of inflation on the portfolio.

At times, the Fund may also invest directly in fixed-income securities. These fixed-income securities, either held directly or through ETFs, may be domestic or foreign, corporate, or sovereign, and of any quality or duration. The portfolio management team may depart from the targeted allocation range when they feel that certain sectors of the financial markets are overvalued or undervalued. The Fund is diversified.

Principal Risks of Investing in the Fund.
Performance.

The bar chart below shows how the Fund’s investment results vary from year to year. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future. Updated performance information will be available at no cost by calling (877) 244-6235.

Annual Total Returns (for calendar years ended December 31) – Institutional Class Shares

Quarterly Returns During This Time Period Highest: 17.11% (quarter ended June 30, 2020) Lowest: (18.29)% (quarter ended March 31, 2020) Year-to-Date: 6.80% (quarter ended March 31, 2024)
Average Annual Total Returns (for periods ended December 31, 2023)
Average Annual Total Returns - Stringer Tactical Adaptive Risk Fund		1 Year	5 Years	10 Years
Institutional Class Shares		12.16%	8.14%	5.51%
Institutional Class Shares | After Taxes on Distributions		11.07%	6.35%	3.96%
Institutional Class Shares | After Taxes on Distributions and Sales		7.66%	6.04%	3.95%
Class A Shares		5.76%	6.64%	4.65%
Class C Shares		11.07%	7.09%	4.48%
MSCI ACWI Net Total Return USD/Bloomberg U.S. Aggregate Bond 65/35 Blend	[1]	16.37%	8.47%	6.13%
MSCI AC World Net Total Return USD Index		22.20%	11.73%	7.93%
Bloomberg U.S. Aggregate Bond Index		5.53%	1.10%	1.81%
[1]	As of January 31, 2024, the Board approved a benchmark change to a blend of 65% MSCI ACWI Net Total Return USD Index and 35% Bloomberg Aggregate Bond Index.

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2023, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). After-tax returns are shown for Institutional Class shares and after-tax returns for other Classes will vary.

The indexes are unmanaged, market capitalization weighted, include net reinvested dividends, do not reflect fees or expenses (which would lower the return), and are not available for direct investment.

Current performance of the Fund may be lower or higher than the performance quoted above. Updated performance information may be obtained by calling (877) 244-6235.

Stringer Tactical Adaptive Risk Fund | Risk Lose Money [Member]
An investment in the Fund is subject to investment risks, including the possible loss of some or all of the principal amount invested.
Stringer Tactical Adaptive Risk Fund | Allocation risk [Member]
Allocation risk – The performance of the Fund relative to its benchmark will depend largely on the decisions of the Adviser as to strategic asset allocation and tactical adjustments made to the asset allocation. At times, the Adviser’s judgments as to the asset classes in which the Fund should invest may prove to be wrong, as some asset classes may perform worse than others or the equity markets generally from time to time or for extended periods of time.
Stringer Tactical Adaptive Risk Fund | Market risk [Member]
Market risk – Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets, including fluctuation in interest rates, national and international economic conditions and general equity market conditions. Certain market events could increase volatility and exacerbate market risk, such as changes in governments’ economic policies, political turmoil, environmental events, trade disputes, and epidemics, pandemics or other public health issues. Turbulence in financial markets, and reduced liquidity in equity, credit and fixed income markets may negatively affect many issuers domestically and around the world, and can result in trading halts, any of which could have an adverse impact on the Fund. During periods of market volatility, security prices (including securities held by the Fund) could fall drastically and rapidly and therefore adversely affect the Fund.
Stringer Tactical Adaptive Risk Fund | Management style risk [Member]
Management style risk – To the extent the Fund focuses on a particular style of stocks, such as growth or value, its performance may at times be better or worse than that of similar funds with other focuses or that have a broader investment style.
Stringer Tactical Adaptive Risk Fund | Business and sector risk [Member]
Business and sector risk – From time to time, a particular set of circumstances may affect a particular industry or certain companies within an industry, while having little or no impact on other industries or other companies within the industry.
Stringer Tactical Adaptive Risk Fund | Large company risk [Member]
Large company risk – The Fund may invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.
Stringer Tactical Adaptive Risk Fund | Mid-sized company risk [Member]
Mid-sized company risk – The Fund may invest in mid-cap companies, which may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Stringer Tactical Adaptive Risk Fund | Small company risk [Member]
Small company risk – The Fund may invest in smaller companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to obtain financing for growth or potential development than larger companies.
Stringer Tactical Adaptive Risk Fund | Real Estate Investment Trust ("REIT") risk [Member]
Real Estate Investment Trust (“REIT”) risk – The Fund may invest in ETFs or other pooled investment vehicles that invest in REITs. REITs are susceptible to the risks associated with investing in real estate generally, including, among others, declines in the value of real estate, lack of ability to access the credit markets and defaults by borrowers or tenants.
Stringer Tactical Adaptive Risk Fund | Credit risk [Member]
Credit risk – An issuer of debt securities, including the issuers of exchange-traded notes, may not make timely payments of principal and interest.
Stringer Tactical Adaptive Risk Fund | Debt securities risk [Member]
Debt securities risk – Increases in interest rates typically lower the value of debt securities held by the Fund. Investments in debt securities include credit risk. There is also the risk that a bond issuer may “call,” or repay its high yielding bonds before their maturity dates. Debt securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. Limited training opportunities for certain debt securities may make it more difficult to sell or buy a security at a favorable price or time.
Stringer Tactical Adaptive Risk Fund | High yield securities risk [Member]
High yield securities risk – Investments in high yield fixed income securities, also known as “junk bonds”, are considered speculative, involve a greater risk of default and are subject to a substantially higher degree of credit risk or price fluctuations than other types of debt securities.
Stringer Tactical Adaptive Risk Fund | Interest rate risk [Member]
Interest rate risk – Increases in interest rates typically lower the present value of a company’s future earnings stream. Accordingly, stock prices will generally decline when investors anticipate or experience rising interest rates.
Stringer Tactical Adaptive Risk Fund | Issuer risk [Member]
Issuer risk – The value of an individual security or particular type of security can be more volatile and thus perform differently than the market as a whole.
Stringer Tactical Adaptive Risk Fund | Shares of other investment companies and ETFs risk [Member]
Shares of other investment companies and ETFs risk – You will indirectly bear fees and expenses charged by the underlying funds in which the Fund may invest in addition to the Fund’s direct fees and expenses and, as a result, your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying fund shares. Investments in ETFs bear the risk that the market price of the ETF’s shares may trade at a discount to their net asset value or that an active trading market for an ETF’s shares may not develop or be maintained.
Stringer Tactical Adaptive Risk Fund | Foreign exposure risk [Member]
Foreign exposure risk – Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, or economic developments.
Stringer Tactical Adaptive Risk Fund | Foreign currency risk [Member]
Foreign currency risk – The value of an investment denominated in a foreign currency will decline in dollar terms if that currency weakens against the dollar. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Such controls may also affect the value of the Fund’s holdings.
Stringer Tactical Adaptive Risk Fund | U.S. Government and U.S. agency obligations risk [Member]
U.S. Government and U.S. agency obligations risk – There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) that issue or guarantee certain securities where it is not obligated to do so.